General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
General and Administrative Expenses [Abstract]
Company Administration Expenses
Company administration expenses are analyzed as follows:

	Year ended September 30, 2018	Three months ended December 31, 2018	Year ended December 31, 2019	Year ended December 31, 2020
Audit fees	$91,700	$20,000	$119,535	$129,420
Chief Executive and Chief Financial Officer and directors’ compensation	12,000	3,000	12,000	29,000
Other professional fees	5,533	(46)	247,242	572,533
Administration fees-related party	-	-	-	400,000
Total	$109,233	$22,954	$378,777	$1,130,953